Supplemental Guarantor Financial Information (Tables)	12 Months Ended
Dec. 31, 2014
Supplemental Guarantor Financial Information [Abstract]
Condensed Consolidating Statement of Comprehensive Income

	For the Year Ended December 31, 2014
	Parent	Guarantors	Non-Guarantors	Eliminations	Total
	(In thousands)
Revenues	$-	$731,618	$334,360	$(11,157)	$1,054,821
Operating costs and expenses	16,606	619,644	325,164	(11,232)	950,182
Operating (loss) income	(16,606)	111,974	9,196	75	104,639
Interest expense, net, including amortization of deferred financing costs and note discount	21,749	10,352	1,711	-	33,812
Redemption costs for early extinguishment of debt	9,075	-	-	-	9,075
Equity in (earnings) losses of subsidiaries	(61,342)	(553)	-	61,895	-
Other (income) expense, net	(3,807)	(6,060)	8,638	(387)	(1,616)
Income (loss) before income taxes	17,719	108,235	(1,153)	(61,433)	63,368
Income tax expense (benefit)	(17,013)	42,033	3,154	-	28,174
Net income (loss)	34,732	66,202	(4,307)	(61,433)	35,194
Net loss attributable to noncontrolling interests	-	-	-	(1,946)	(1,946)
Net income (loss) attributable to controlling interests and available to common stockholders	34,732	66,202	(4,307)	(59,487)	37,140
Other comprehensive (loss) income attributable to controlling interests	(4,582)	9,933	(15,404)	41	(10,012)
Comprehensive income (loss) attributable to controlling interests	$30,150	$76,135	$(19,711)	$(59,446)	$27,128

Condensed Consolidating Statements of Comprehensive Income — continued

	For the Year Ended December 31, 2013
	Parent	Guarantors	Non-Guarantors	Eliminations	Total
	(In thousands)
Revenues	$-	$665,709	$219,559	$(8,782)	$876,486
Operating costs and expenses	12,583	554,235	235,429	(8,362)	793,885
Operating (loss) income	(12,583)	111,474	(15,870)	(420)	82,601
Interest expense, net, including amortization of deferred financing costs and note discount	10,357	11,137	1,592	-	23,086
Equity in (earnings) losses of subsidiaries	(87,874)	6,499	-	81,375	-
Other expense (income), net	5,453	(3,519)	(5,084)	-	(3,150)
Income (loss) before income taxes	59,481	97,357	(12,378)	(81,795)	62,665
Income tax expense	38,414	3,603	1	-	42,018
Net income (loss)	21,067	93,754	(12,379)	(81,795)	20,647
Net loss attributable to noncontrolling interests	-	-	-	(3,169)	(3,169)
Net income (loss) attributable to controlling interests and available to common stockholders	21,067	93,754	(12,379)	(78,626)	23,816
Other comprehensive (loss) income attributable to controlling interests	(11,151)	39,646	3,636	(35)	32,096
Comprehensive income (loss) attributable to controlling interests	$9,916	$133,400	$(8,743)	$(78,661)	$55,912

	For the Year Ended December 31, 2012
	Parent	Guarantors	Non-Guarantors	Eliminations	Total
	(In thousands)
Revenues	$-	$636,328	$154,297	$(10,176)	$780,449
Operating costs and expenses	11,366	529,924	157,882	(9,230)	689,942
Operating (loss) income	(11,366)	106,404	(3,585)	(946)	90,507
Interest (income) expense, net, including amortization of deferred financing costs	(541)	21,546	1,052	-	22,057
Equity in (earnings) losses of subsidiaries	(78,992)	7,890	-	71,102	-
Other expense (income), net	8	(4,529)	3,257	(557)	(1,821)
Income (loss) before income taxes	68,159	81,497	(7,894)	(71,491)	70,271
Income tax expense (benefit)	24,508	2,561	(60)	-	27,009
Net income (loss)	43,651	78,936	(7,834)	(71,491)	43,262
Net loss attributable to noncontrolling interests	-	-	-	(329)	(329)
Net income (loss) attributable to controlling interests and available to common stockholders	43,651	78,936	(7,834)	(71,162)	43,591
Other comprehensive income (loss) attributable to controlling interests	14,536	(38,689)	2,970	(109)	(21,292)
Comprehensive income (loss) attributable to controlling interests	$58,187	$40,247	$(4,864)	$(71,271)	$22,299

Condensed Consolidating Balance Sheets

	As of December 31, 2014
	Parent	Guarantors	Non-Guarantors	Eliminations	Total
	(In thousands)
Assets:
Cash and cash equivalents	$-	$9,391	$22,484	$-	$31,875
Accounts and notes receivable, net	-	43,588	36,733	-	80,321
Current portion of deferred tax asset, net	16,522	2,973	4,808	-	24,303
Other current assets	5,299	23,260	32,347	-	60,906
Total current assets	21,821	79,212	96,372	-	197,405
Property and equipment, net	-	201,864	133,931	-	335,795
Intangible assets, net	10,207	109,170	58,163	-	177,540
Goodwill	835	395,878	115,250	-	511,963
Investments in and advances to subsidiaries	538,890	297,095	-	(835,985)	-
Intercompany receivable	354,266	101,737	466	(456,469)	-
Deferred tax asset, net	-	-	10,487	-	10,487
Prepaid expenses, deferred costs, and other noncurrent assets	-	4,860	17,740	-	22,600
Total assets	$926,019	$1,189,816	$432,409	$(1,292,454)	$1,255,790
Liabilities and Stockholders' Equity:
Current portion of long-term debt and notes payable	$-	$-	35	-	$35
Current portion of other long-term liabilities	-	33,154	1,783	-	34,937
Accounts payable and accrued liabilities	13,773	104,870	97,307	-	215,950
Total current liabilities	13,773	138,024	99,125	-	250,922
Long-term debt	612,662	-	-	-	612,662
Intercompany payable	-	375,372	133,508	(508,880)	-
Asset retirement obligations	-	27,456	24,583	-	52,039
Deferred tax liability, net	13,049	185	2,682	-	15,916
Other long-term liabilities	-	37,716	-	-	37,716
Total liabilities	639,484	578,753	259,898	(508,880)	969,255
Stockholders' equity	286,535	611,063	172,511	(783,574)	286,535
Total liabilities and stockholders' equity	$926,019	1,189,816	432,409	(1,292,454)	$1,255,790

Condensed Consolidating Balance Sheets — continued

	As of December 31, 2013
	Parent	Guarantors	Non-Guarantors	Eliminations	Total
	(In thousands)
Assets:
Cash and cash equivalents	$412	$73,379	$13,148	$-	$86,939
Accounts and notes receivable, net	-	40,332	17,942	-	58,274
Current portion of deferred tax asset, net	15,735	1,915	3,552	-	21,202
Other current assets	917	11,580	27,860	-	40,357
Total current assets	17,064	127,206	62,502	-	206,772
Property and equipment, net	-	166,909	104,057	-	270,966
Intangible assets, net	9,466	75,975	69,835	-	155,276
Goodwill	-	288,439	116,052	-	404,491
Investments in and advances to subsidiaries	445,318	245,985	-	(691,303)	-
Intercompany receivable	281,725	47,562	519	(329,806)	-
Deferred tax asset, net	-	-	9,680	-	9,680
Prepaid expenses, deferred costs, and other noncurrent assets	-	3,593	5,425	-	9,018
Total assets	$753,573	$955,669	$368,070	$(1,021,109)	$1,056,203
Liabilities and Stockholders' Equity:
Current portion of long-term debt and notes payable	$-	$-	$1,289	$-	$1,289
Current portion of other long-term liabilities	-	34,009	1,588	-	35,597
Accounts payable and accrued liabilities	12,953	82,651	81,153	-	176,757
Current portion of deferred tax liability, net	-	-	1,152	-	1,152
Total current liabilities	12,953	116,660	85,182	-	214,795
Long-term debt	489,182	3	40	-	489,225
Intercompany payable	-	278,783	102,972	(381,755)	-
Asset retirement obligations	-	21,517	39,148	-	60,665
Deferred tax liability, net	4,324	526	818	-	5,668
Other long-term liabilities	-	38,681	55	-	38,736
Total liabilities	506,459	456,170	228,215	(381,755)	809,089
Stockholders' equity	247,114	499,499	139,855	(639,354)	247,114
Total liabilities and stockholders' equity	$753,573	$955,669	$368,070	$(1,021,109)	$1,056,203

Condensed Consolidating Statement of Cash Flows

	For the Year Ended December 31, 2014
	Parent	Guarantors	Non-Guarantors	Eliminations	Total
	(In thousands)
Net cash provided by operating activities	$1,463	$123,255	$63,855	$(20)	$188,553
Additions to property and equipment	-	(57,434)	(50,566)	-	(108,000)
Payments for exclusive license agreements, site acquisition costs, and other intangible assets	-	-	(1,909)	-	(1,909)
Intercompany fixed asset mark-up	-	-	(20)	20	-
Investment in subsidiary	(51,110)	(51,110)	-	102,220	-
Funding of intercompany notes payable, net	(51,803)	-	-	51,803	-
Acquisitions, net of cash acquired	-	(165,433)	(61,539)	-	(226,972)
Net cash used in investing activities	(102,913)	(273,977)	(114,034)	154,043	(336,881)
Proceeds from issuance of senior notes	250,000	-	-	-	250,000
Repayments of senior subordinated notes	(200,000)	-	-	-	(200,000)
Proceeds from borrowings under revolving credit facility	127,657	-	-	-	127,657
Repayments of borrowings under revolving credit facility and other notes	(60,266)	(4)	(1,269)	-	(61,539)
Funding of intercompany notes payable, net	-	35,829	15,974	(51,803)	-
Debt issuance, modification and redemption costs	(14,746)	-	-	-	(14,746)
Payment of contingent consideration	-	(201)	(316)	-	(517)
Proceeds from exercises of stock options	810	-	-	-	810
Excess tax benefit from stock-based compensation expense	4,739	-	-	-	4,739
Repurchase of capital stock	(7,156)	-	-	-	(7,156)
Issuance of capital stock	-	51,110	51,110	(102,220)	-
Net cash provided by financing activities	101,038	86,734	65,499	(154,023)	99,248
Effect of exchange rate changes on cash	-	-	(5,984)	-	(5,984)
Net (decrease) increase in cash and cash equivalents	(412)	(63,988)	9,336	-	(55,064)
Cash and cash equivalents as of beginning of period	412	73,379	13,148	-	86,939
Cash and cash equivalents as of end of period	$-	$9,391	$22,484	$-	$31,875

Condensed Consolidating Statements of Cash Flows — continued

	For the Year Ended December 31, 2013
	Parent	Guarantors	Non-Guarantors	Eliminations	Total
	(In thousands)
Net cash (used in) provided by operating activities	$(39,202)	$193,206	$29,602	$(49)	$183,557
Additions to property and equipment	-	(50,414)	(21,148)	-	(71,562)
Payments for exclusive license agreements, site acquisition costs, and other intangible assets	-	(2,609)	(2,982)	-	(5,591)
Intercompany fixed asset mark-up	-	-	(49)	49	-
Investment in subsidiary	(80,680)	(131,668)	-	212,348	-
Funding of intercompany notes payable, net	(36,963)	32,166	-	4,797	-
Acquisitions, net of cash acquired	-	(19,997)	(169,590)	-	(189,587)
Net cash used in investing activities	(117,643)	(172,522)	(193,769)	217,194	(266,740)
Proceeds from issuance of convertible notes	287,500	-	-	-	287,500
Proceeds from borrowings under revolving credit facility	311,277	-	-	-	311,277
Repayments of borrowings under revolving credit facility and other notes	(396,153)	(11)	(1,503)	-	(397,667)
Proceeds from issuance of warrants	40,509	-	-	-	40,509
Purchase of convertible note hedges	(72,565)	-	-	-	(72,565)
Funding of intercompany notes payable, net	-	(38,171)	42,968	(4,797)	-
Debt issuance and modification costs	(7,540)	-	-	-	(7,540)
Payment of contingent consideration	-	(750)	-	-	(750)
Proceeds from exercises of stock options	2,626	-	-	-	2,626
Excess tax benefit from stock-based compensation expense	24,007	-	-	-	24,007
Repurchase of capital stock	(32,409)	-	-	-	(32,409)
Issuance of capital stock	-	80,953	131,395	(212,348)	-
Net cash provided by financing activities	157,252	42,021	172,860	(217,145)	154,988
Effect of exchange rate changes on cash	-	-	1,273	-	1,273
Net increase in cash and cash equivalents	407	62,705	9,966	-	73,078
Cash and cash equivalents as of beginning of period	5	10,674	3,182	-	13,861
Cash and cash equivalents as of end of period	$412	$73,379	$13,148	$-	$86,939

Condensed Consolidating Statements of Cash Flows — continued

	For the Year Ended December 31, 2012
	Parent	Guarantors	Non-Guarantors	Eliminations	Total
	(In thousands)
Net cash (used in) provided by operating activities	$(2,375)	$116,424	$22,722	$(383)	$136,388
Additions to property and equipment	-	(60,932)	(28,647)	-	(89,579)
Payments for exclusive license agreements, site acquisition costs, and other intangible assets	-	(1,564)	(1,660)	-	(3,224)
Intercompany fixed asset mark-up	-	-	(383)	383	-
Funding of intercompany notes payable, net	13,805	(11,797)	-	(2,008)	-
Acquisitions, net of cash acquired	-	(17,661)	(3,300)	-	(20,961)
Net cash provided by (used in) investing activities	13,805	(91,954)	(33,990)	(1,625)	(113,764)
Proceeds from borrowings under revolving credit facility	245,100	-	-	-	245,100
Repayments of borrowings under revolving credit facility and other notes	(259,100)	(11)	(2,485)	-	(261,596)
Funding of intercompany notes payable, net	-	(18,506)	16,498	2,008	-
Repayments of borrowings under bank overdraft facility, net	-	-	(162)	-	(162)
Proceeds from exercises of stock options	7,344	-	-	-	7,344
Repurchase of capital stock	(4,770)	-	-	-	(4,770)
Net cash (used in) provided by financing activities	(11,426)	(18,517)	13,851	2,008	(14,084)
Effect of exchange rate changes on cash	-	-	(255)	-	(255)
Net increase in cash and cash equivalents	4	5,953	2,328	-	8,285
Cash and cash equivalents as of beginning of period	1	4,721	854	-	5,576
Cash and cash equivalents as of end of period	$5	$10,674	$3,182	$-	$13,861